UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03131

AB GLOBAL THEMATIC GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Global Thematic Growth Fund

Portfolio of Investments

April 30, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.3%
Information Technology - 24.7%
Communications Equipment - 1.2%
Palo Alto Networks, Inc. (a)	49,620	$7,486,170

Internet Software & Services - 7.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	138,790	10,678,502
Alphabet, Inc.-Class C (a)	17,501	12,128,368
Facebook, Inc.-Class A (a)	107,810	12,676,300
Tencent Holdings Ltd.	560,400	11,403,194

		46,886,364

IT Services - 1.8%
Visa, Inc.-Class A	145,530	11,240,737

Semiconductors & Semiconductor Equipment - 6.7%
ams AG	147,610	3,911,199
Broadcom Ltd.	81,920	11,939,840
NVIDIA Corp.	300,202	10,666,177
NXP Semiconductors NV (a)	108,030	9,212,798
Skyworks Solutions, Inc.	83,110	5,553,410

		41,283,424

Software - 5.3%
Fortinet, Inc. (a)	226,048	7,348,820
Imperva, Inc. (a)	171,314	7,962,675
Mobileye NV (a)(b)	232,498	8,869,799
salesforce.com, Inc. (a)	112,410	8,520,678

		32,701,972

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	93,700	8,783,438
Thin Film Electronics ASA (a)(b)	6,286,839	3,292,244

		12,075,682

		151,674,349

Financials - 18.6%
Banks - 1.4%
Wells Fargo & Co.	176,830	8,837,963

Capital Markets - 8.3%
Affiliated Managers Group, Inc. (a)	36,878	6,281,061
Azimut Holding SpA	350,170	8,838,762
Charles Schwab Corp. (The)	318,610	9,051,710
Flow Traders (c)	113,760	4,515,665
Partners Group Holding AG (b)	23,980	9,890,273
UBS Group AG (a)	377,100	6,512,517
WisdomTree Investments, Inc. (b)	526,588	5,734,543

		50,824,531

Company	Shares	U.S. $ Value
Consumer Finance - 2.0%
Gentera SAB de CV (b)	2,759,360	5,475,528
SKS Microfinance Ltd. (a)	710,250	6,494,394

		11,969,922

Diversified Financial Services - 2.3%
Intercontinental Exchange, Inc.	33,390	8,014,602
London Stock Exchange Group PLC	149,610	5,942,786

		13,957,388

Insurance - 3.1%
AIA Group Ltd.	2,113,000	12,618,383
St James’s Place PLC	516,470	6,555,911

		19,174,294

Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp., Ltd.	577,810	9,482,174

		114,246,272

Health Care - 17.4%
Biotechnology - 1.9%
Cepheid (a)	201,852	5,760,856
Regeneron Pharmaceuticals, Inc. (a)	16,430	6,189,345

		11,950,201

Health Care Equipment & Supplies - 6.1%
Abbott Laboratories	237,420	9,235,638
Align Technology, Inc. (a)	113,450	8,189,955
Cerus Corp. (a)(b)	1,103,560	6,908,286
Essilor International SA (b)	99,370	12,864,040

		37,197,919

Health Care Providers & Services - 3.3%
HealthEquity, Inc. (a)(b)	263,667	6,631,225
UnitedHealth Group, Inc.	101,760	13,399,757

		20,030,982

Life Sciences Tools & Services - 2.4%
Illumina, Inc. (a)	44,560	6,015,154
Quintiles Transnational Holdings, Inc. (a)	123,085	8,501,481

		14,516,635

Pharmaceuticals - 3.7%
Perrigo Co. PLC	39,780	3,845,533
Roche Holding AG	45,860	11,603,001
Sun Pharmaceutical Industries Ltd.	601,320	7,354,198

		22,802,732

		106,498,469

Consumer Discretionary - 12.9%
Auto Components - 2.0%
Delphi Automotive PLC	167,800	12,355,114

Diversified Consumer Services - 1.4%
TAL Education Group (ADR) (a)(b)	145,770	8,434,252

Company	Shares	U.S. $ Value
Hotels, Restaurants & Leisure - 1.5%
Starbucks Corp.	162,600	9,142,998

Household Durables - 0.6%
Panasonic Corp.	380,700	3,395,126

Internet & Catalog Retail - 3.6%
Amazon.com, Inc. (a)	10,042	6,623,603
Ctrip.com International Ltd. (ADR) (a)(b)	213,060	9,291,547
Netflix, Inc. (a)	67,510	6,077,925

		21,993,075

Multiline Retail - 1.0%
Matahari Department Store Tbk PT	4,451,000	6,382,125

Textiles, Apparel & Luxury Goods - 2.8%
Cie Financiere Richemont SA	110,310	7,355,494
NIKE, Inc.-Class B	171,220	10,091,707

		17,447,201

		79,149,891

Consumer Staples - 11.7%
Beverages - 1.9%
Anheuser-Busch InBev SA/NV (b)	95,820	11,886,842

Food & Staples Retailing - 1.2%
CVS Health Corp.	71,920	7,227,960

Food Products - 5.3%
Danone SA	100,220	7,021,754
Mead Johnson Nutrition Co.-Class A	73,090	6,369,793
Nestle SA (REG)	150,840	11,258,645
Universal Robina Corp.	1,713,890	7,610,732

		32,260,924

Household Products - 3.3%
Reckitt Benckiser Group PLC	117,410	11,437,959
Unicharm Corp.	421,600	8,714,922

		20,152,881

		71,528,607

Industrials - 8.3%
Aerospace & Defense - 1.4%
Hexcel Corp.	187,286	8,478,437

Building Products - 1.1%
Kingspan Group PLC	249,380	6,567,712

Commercial Services & Supplies - 1.3%
China Everbright International Ltd.	3,032,000	3,406,090
Stericycle, Inc. (a)	50,190	4,796,156

		8,202,246

Electrical Equipment - 1.6%
Vestas Wind Systems A/S	133,630	9,565,508

Company	Shares	U.S. $ Value
Industrial Conglomerates - 1.6%
Danaher Corp.	104,740	10,133,595

Machinery - 1.3%
Xylem, Inc./NY	189,180	7,903,940

		50,851,438

Materials - 2.8%
Chemicals - 2.8%
Ecolab, Inc.	91,210	10,487,326
LG Chem Ltd.	24,820	6,438,161

		16,925,487

Utilities - 1.9%
Water Utilities - 1.9%
American Water Works Co., Inc.	89,279	6,495,940
Beijing Enterprises Water Group Ltd. (b)	8,464,000	5,048,228

		11,544,168

Total Common Stocks (cost $523,776,250)		602,418,681

WARRANTS - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Thin Film Electronics ASA, expiring 7/14/18 (a)(d)(e) (cost $0)	3,143,420	0	^

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.36% (f)(g) (cost $8,951,278)	8,951,278	8,951,278

Total Investments Before Security Lending Collateral for Securities Loaned - 99.8% (cost $532,727,528)		611,369,959

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 10.1%
Investment Companies - 10.1%
AB Exchange Reserves-Class I, 0.32% (f)(g) (cost $62,093,943)	62,093,943	62,093,943

U.S. $ Value
Total Investments - 109.9% (cost $594,821,471) (h)	673,463,902
Other assets less liabilities - (9.9)%	(60,458,457)

Net Assets - 100.0%	$613,005,445

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	5,547	SEK	46,844	6/17/16	$295,360
Barclays Bank PLC	CHF	6,209	USD	6,436	6/17/16	(48,815)
Barclays Bank PLC	USD	13,970	AUD	18,853	6/17/16	337,979
BNP Paribas SA	USD	4,999	GBP	3,517	6/17/16	140,136
Citibank, NA	EUR	5,510	USD	6,279	6/17/16	(38,677)
Deutsche Bank AG	GBP	1,303	USD	1,854	6/17/16	(49,724)
Goldman Sachs Bank USA	CNY	46,890	USD	7,213	6/17/16	(3,830)
Goldman Sachs Bank USA	USD	28,439	JPY	3,188,819	6/17/16	1,564,368
JPMorgan Chase Bank	USD	5,413	JPY	587,714	6/17/16	116,753
Royal Bank of Scotland PLC	HKD	63,118	USD	8,140	6/17/16	(657)
Standard Chartered Bank	CAD	2,385	USD	1,795	6/17/16	(106,245)
Standard Chartered Bank	CNY	111,548	USD	16,968	6/17/16	(200,192)
Standard Chartered Bank	USD	1,851	GBP	1,303	6/17/16	52,616
State Street Bank & Trust Co.	HKD	27,863	USD	3,574	6/17/16	(19,046)
State Street Bank & Trust Co.	USD	12,890	CAD	17,260	6/17/16	866,487
State Street Bank & Trust Co.	USD	7,652	EUR	6,774	6/17/16	114,582
State Street Bank & Trust Co.	USD	6,278	HKD	48,717	6/17/16	5,027
UBS AG	CHF	20,028	USD	20,266	6/17/16	(651,663)

						$2,374,459

^	Less than $0.50.

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the market value of this security amounted to $4,515,665 or 0.7% of net assets.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of April 30, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $105,020,323 and gross unrealized depreciation of investments was $(26,377,892), resulting in net unrealized appreciation of $78,642,431.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
REG	-	Registered Shares

Country Breakdown*

April 30, 2016 (unaudited)

50.3%	United States
7.9%	China
7.6%	Switzerland
5.9%	United Kingdom
3.8%	India
3.3%	France
2.3%	Netherlands
2.1%	Hong Kong
2.0%	Japan
2.0%	Singapore
1.9%	Belgium
1.6%	Denmark
1.4%	Italy
6.4%	Other
1.5%	Short-Term

100.0%	Total Investments

*	All data are as of April 30, 2016. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. “Other” country weightings represent 1.2% or less in the following countries: Austria, Indonesia, Ireland, Mexico, Norway, Philippines and South Korea.

AB Global Thematic Growth Fund

April 30, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2016:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$133,067,712		$18,606,637		$	– 0	–	$151,674,349
Financials	49,907,924		64,338,348			– 0	–	114,246,272
Health Care	74,677,230		31,821,239			– 0	–	106,498,469
Consumer Discretionary	62,017,146		17,132,745			– 0	–	79,149,891
Consumer Staples	13,597,753		57,930,854			– 0	–	71,528,607
Industrials	37,879,840		12,971,598			– 0	–	50,851,438
Materials	10,487,326		6,438,161			– 0	–	16,925,487
Utilities	6,495,940		5,048,228			– 0	–	11,544,168
Warrants	– 0	–	– 0	–		– 0	–(a)	– 0	–
Short-Term Investments	8,951,278		– 0	–		– 0	–	8,951,278
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	62,093,943		– 0	–		– 0	–	62,093,943

Total Investments in Securities	459,176,092		214,287,810	(b)		– 0	–(a)	673,463,902

Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	3,493,308			– 0	–	3,493,308
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(1,118,849)			– 0	–	(1,118,849)

Total (d)(e)	$459,176,092		$216,662,269		$	– 0	–(a)	$675,838,361

(a)	Amount less than $0.50.
(b)	A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

(d)	An amount of $15,904,960 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(e)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 7/31/15	$	– 0	–(a)	$	– 0	–(a)
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–(a)		– 0	–(a)
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 4/30/16	$	– 0	–(a)	$	– 0	–(a)

Net change in unrealized appreciation/depreciation from investments held as of 4/30/16	$	– 0	–(a)	$	– 0	–(a)

(a)	Amount less than $0.50.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices)

A Summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended April 30, 2016 is as follows:

											Distributions
Affiliated Issuer	Market Value July 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)			Market Value April 30, 2016 (000)	Income (000)		Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$6,257	$94,895	$92,201	$	– 0	–	$	– 0	–	$8,951	$16		$	– 0	–
AB Exchange Reserves - Class I	28,676	223,906	190,488		– 0	–		– 0	–	62,094	– 0	–		– 0	–

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Global Thematic Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 24, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 24, 2016